UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	March 31, 2022

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

* A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Intermediate-Term Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Intermediate-Term Municipals Fund for the twelve-month reporting period ended March 31, 2022. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

Western Asset Intermediate-Term Municipals Fund	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with prudent investing.

Under normal circumstances, the Fund invests at least 80% of its assets in “municipal securities.” Municipal securities include debt obligations issued by any of the fifty states and certain other municipal issuers and their political sub-divisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, the income from which is exempt from regular federal income tax. The interest on municipal securities is exempt from regular federal income tax but may be subject to the federal alternative minimum tax (“AMT”). These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that we believe will benefit from changes in market conditions.

Although the Fund may invest in securities of any maturity, the Fund normally maintains an average effective portfolio maturity of between three and ten years. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds, commonly referred to as “high yield” or “junk” bonds.

The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique — to the extent consistent with its 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and, overall, declined over the twelve-month reporting period ended March 31, 2022. Volatility was driven by a number of factors, including the repercussions from the COVID-19 pandemic, rebounding global growth, sharply rising inflation and interest rates, central bank monetary policy tightening, and the war in Ukraine.

Short-term U.S. Treasury yields moved sharply higher as the Federal Reserve Board (the “Fed”) telegraphed that it expected to begin raising interest rates at its meeting in March 2022. The yield for the two-year Treasury note began the reporting period at 0.16% and ended the reporting period at 2.28%. The low of 0.13% occurred on June 2, 2021. The high of 2.35% took place on March 28 and March 29, 2022. Long-term U.S. Treasury yields also moved higher, as positive economic data and rising inflation triggered expectations that the Fed would begin removing its monetary policy accommodation. The yield for the ten-year Treasury note began the reporting period at 1.74% and ended the reporting period at 2.32%. The low of 1.19% took place on August 3 and August 4, 2021, and the high of 2.48% occurred on March 25, 2022.

The municipal bond market generated negative returns and underperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Municipal Bond Indexi and the Bloomberg U.S. Aggregate Indexii returned -4.47% and -4.15%, respectively. Both the taxable and tax-free bond markets were negatively impacted by sharply rising long-term interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period, including reducing its duration. From a sector perspective, we increased the Fund’s allocation to pre-refunded bonds, while reducing its exposures to industrial revenue and transportation bonds. In terms of our quality biases, we pared our allocation to securities rated BBB, while increasing our exposure to higher quality investment-grade securities.

Performance review

For the twelve months ended March 31, 2022, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned -3.20%. The Fund’s unmanaged benchmark, the Bloomberg 1-15 Year Municipal Bond Indexiii, returned -4.21% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averageiv returned -3.87% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Performance Snapshot as of March 31, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Intermediate-Term Municipals Fund:
Class A	-4.62%	-3.20%
Class C	-4.89%	-3.76%
Class I	-4.55%	-3.05%
Class IS	-4.51%	-2.83%
Bloomberg Municipal 1-15 Year Bond Index	-4.97%	-4.21%
Lipper Intermediate Municipal Debt Funds Category Average	-4.98%	-3.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended March 31, 2022 for Class A, Class C, Class I, and Class IS shares were 1.47%, 0.91%, 1.66% and 1.73%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 1.62%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.59%, 1.18%, 0.45% and 0.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	3

Fund overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its yield curve positioning. In particular, having an underweight to the short end of the yield curve was beneficial, as these rates moved higher than longer-term rates. In terms of the Fund’s quality positioning, an overweight to securities rated BBB was additive for results. From a sector positioning perspective, an overweight to transportation and security selection of industrial revenue bonds added the most value.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its duration positioning. More specifically, having a longer duration than that of the benchmark was not rewarded, as rates moved sharply higher during the twelve-month reporting period. An overweight to below-investment-grade bonds was negative for results given periods of investor risk aversion. Finally, an overweight to the industrial revenue sector and security selection within pre-refunded sector were headwinds for performance.

Thank you for your investment in Western Asset Intermediate-Term Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

April 13, 2022

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears

4	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

i	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Bloomberg 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB-or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 221 funds for the six-month period and among the 215 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and March 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

6	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.62%	$1,000.00	$953.80	0.59%	$2.87	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class C	-4.89	1,000.00	951.10	1.18	5.74	Class C	5.00	1,000.00	1,019.05	1.18	5.94
Class I	-4.55	1,000.00	954.50	0.43	2.10	Class I	5.00	1,000.00	1,022.79	0.43	2.17
Class IS	-4.51	1,000.00	954.90	0.37	1.80	Class IS	5.00	1,000.00	1,023.09	0.37	1.87

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

8	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/22	-3.20%	-3.76%	-3.05%	-2.83%
Five Years Ended 3/31/22	2.12	1.52	2.28	N/A
Ten Years Ended 3/31/22	2.24	1.65	2.38	N/A
Inception* through 3/31/22	—	—	—	2.49

With sales charges[2]	Class A	Class C	Class I	Class IS
Twelve Months Ended 3/31/22	-5.37%	-3.76%	-3.05%	-2.83%
Five Years Ended 3/31/22	1.64	1.52	2.28	N/A
Ten Years Ended 3/31/22	2.01	1.65	2.38	N/A
Inception* through 3/31/22	—	—	—	2.49

Cumulative total returns
Without sales charges[1]
Class A (3/31/12 through 3/31/22)	24.79%
Class C (3/31/12 through 3/31/22)	17.78
Class I (3/31/12 through 3/31/22)	26.56
Class IS (Inception date of 9/18/18 through 3/31/22)	9.07

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.25%.

*	Inception dates for Class A, C, I and IS shares are November 28, 1988, December 19, 2001, September 28, 2007 and September 18, 2018, respectively.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of Western Asset Intermediate-Term Municipals Fund vs. Bloomberg 1-15 Year Municipal Bond Index and Lipper Intermediate Municipal Debt Funds Category Average† — March 2012 - March 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Intermediate-Term Municipals Fund on March 31, 2012, assuming the deduction of the maximum initial sales charge of 2.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through March 31, 2022. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg 1-15 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Category Average. The Bloomberg 1-15 Year Municipal Bond Index (the “Index”) is a market value weighted index of investment grade (Baa3/BBB-or higher), fixed-rate municipal bonds with maturities of one to fifteen years. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Intermediate Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Schedule of investments

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 81.5%
Alabama — 1.4%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	$9,000,000	$9,170,558
Subordinated Lien Warrants, Series D	5.000%	10/1/22	2,000,000	2,036,372
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,187,498
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	25,125,000	25,907,835	(a)(b)
Total Alabama				41,302,263
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	872,085
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,092,134
State Capital Project, Series B	4.000%	12/1/36	750,000	818,343
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,180,586
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,103,728
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,841,515
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,408,733
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,989,326
Total Alaska				10,306,450
Arizona — 2.0%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	764,861
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	937,852
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,108,739
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,134,791
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,618,695
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,280,401
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,502,960

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	11

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	$8,000,000	$8,067,554	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,414,869	(a)(b)(c)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,574,443	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,261,702
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,143,896	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,793,360	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,661,696	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,694,021
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,245,959
Total Arizona				56,205,799
California — 8.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,290,693
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,599,745
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,339,433
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,170,231	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,335,127	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,808,539	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,968,116	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.610%	4/1/24	3,000,000	3,035,804	(a)(b)
San Francisco Bay Area, Series C-1 (SIFMA Municipal Swap Index Yield + 0.900%)	1.410%	5/1/23	30,000,000	30,095,481	(a)(b)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bond, Climate Bond Certified, Series A	4.000%	12/1/27	2,300,000	2,432,608	(a)(b)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	$6,000,000	$6,844,675
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,993,701	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,903,158	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	510,074	(c)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,412,017
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,595,000	8,105,615	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,661,534	(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,932,583
Various Purpose, Refunding	5.000%	10/1/41	3,000,000	3,564,452
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,405,000	8,557,496	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,798,398	(e)
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,479,039	(e)
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,117,757	(e)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,174,254
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	5,761,481
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,756,611
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,282,090
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,775,000	1,988,552	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	13

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	$1,000,000	$1,089,984	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,089,455	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,483,663	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,780,570	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,123,688	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	1,902,914	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,430,336	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	7,290,598
Series C	5.000%	7/1/37	3,000,000	3,386,236
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,780,000	2,049,051
Series B	6.125%	11/1/29	17,040,000	19,616,942
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,084,162	(a)(b)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,734,150
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	580,000	597,084
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,163,874	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,171,549
Series A, Refunding	5.000%	10/1/43	3,000,000	3,427,995
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	7,698,601
Series A, Refunding	5.000%	8/1/35	3,115,000	3,601,909
Series A, Refunding	5.000%	8/1/36	1,000,000	1,155,440

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	$1,000,000	$1,144,761
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,715,737
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	1/1/34	1,000,000	1,121,068	(c)
Series E	5.000%	5/1/50	2,500,000	2,745,895	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,248,578
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,242,616
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,672,189
Series 2018	5.000%	8/1/43	2,000,000	2,308,024
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	740,092
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,124,685
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,123,806
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	841,363
Total California				241,826,279
Colorado — 1.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	515,442
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,165,020
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,943,617	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	280,977
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	430,915

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	15

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Series 2020, Refunding, AGM	5.000%	12/1/28	$415,000	$480,492
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	6,485,000	6,778,257
Series 2008	6.250%	11/15/28	8,000,000	9,273,922
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	793,285
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	514,507
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	456,805
Total Colorado				30,633,239
Connecticut — 1.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,279,626
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,211,809
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,523,698
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,268,374
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,621,347
Connecticut State, GO:
Series A	5.000%	4/15/30	750,000	874,662
Series C	4.000%	6/1/35	1,525,000	1,648,889
Series C	4.000%	6/1/37	1,000,000	1,070,988
Series C	4.000%	6/1/38	1,250,000	1,335,751
Series E	5.000%	10/15/34	2,900,000	3,198,298
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,015,921
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,322,828
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,554,619
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,289,499
Total Connecticut				36,216,309
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,945,934

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	$500,000	$519,089
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	514,817
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,376,502
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,456,986
Total District of Columbia				10,867,394
Florida — 3.9%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,940,598	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,653,889	(c)
Series A	5.000%	10/1/27	1,750,000	1,959,592	(c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	11,567,741	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,360,710
Series A, Refunding	5.000%	7/1/28	5,500,000	5,995,976
Series A, Refunding	5.000%	7/1/30	5,000,000	5,416,530
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,408,304
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,125,069
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,865,472
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,611,927
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,058,070	(d)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,175,442
Series A, Refunding	5.000%	10/1/27	3,000,000	3,256,328
Series A, Refunding	5.000%	10/1/28	1,000,000	1,083,094
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A	5.000%	10/1/47	3,000,000	3,389,230	(c)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	4,833,077
Lee County, FL, Airport Revenue:
Series A, Refunding	5.000%	10/1/31	500,000	584,265	(c)
Series A, Refunding	5.000%	10/1/32	3,000,000	3,485,575	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	17

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding, AGM	5.000%	10/1/22	$2,045,000	$2,050,411	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,698,802
Series A, Refunding	4.000%	10/1/35	1,505,000	1,596,259
Series A, Refunding	4.000%	10/1/36	1,000,000	1,059,549
Series A, Refunding	4.000%	10/1/37	2,075,000	2,197,314
Series A, Refunding	4.000%	10/1/38	2,250,000	2,378,861
Series A, Refunding	4.000%	10/1/39	1,500,000	1,577,728
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,183,363
Series B, Refunding	5.000%	7/1/25	3,730,000	3,970,651
Series B, Refunding	5.000%	7/1/26	1,700,000	1,809,294
Series B, Refunding	5.000%	7/1/27	2,350,000	2,497,355
Series B, Refunding	5.000%	7/1/28	1,000,000	1,061,347
Series B, Refunding	5.000%	7/1/30	2,500,000	2,651,673
Series B, Refunding	5.000%	7/1/31	2,750,000	2,916,840
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,143,159
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	711,001
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,130,350
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,012,563
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,095,779
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,557,848
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,427,685
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,030,689
Total Florida				110,529,410

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	$3,500,000	$3,712,413
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,570,481
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	865,569
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,508,225
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,834,420
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	638,484
Series A, AGM	4.000%	1/1/46	1,200,000	1,254,202
Series A, AGM	4.000%	1/1/46	780,000	815,232
Series A, Refunding	5.000%	1/1/34	850,000	997,518
Series A, Refunding	5.000%	1/1/35	875,000	1,021,901
Series A, Refunding	5.000%	1/1/36	1,075,000	1,254,248
Series A, Refunding	5.000%	1/1/37	1,000,000	1,165,145
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,031,200
Series C	4.000%	9/1/26	2,125,000	2,217,232	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,120,474	(e)
Total Georgia				25,006,744
Guam — 0.1%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,180,000	3,195,721
Illinois — 11.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,815,025
Series 2018	5.000%	4/1/36	1,270,000	1,369,213
Series 2018	5.000%	4/1/37	1,400,000	1,507,865
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	1,500,000	1,631,975

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	19

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated, Series A	5.000%	12/1/43	$18,000,000	$19,520,924
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,404,056
Series A	5.000%	12/1/32	6,050,000	6,644,013
Series A	5.000%	12/1/35	1,450,000	1,583,646
Series A	5.000%	12/1/37	2,540,000	2,769,986
Series A	5.000%	12/1/40	1,750,000	1,897,958
Series A, Refunding	5.000%	12/1/29	2,500,000	2,753,428
Series C, Refunding	5.000%	12/1/24	2,500,000	2,650,516
Series C, Refunding	5.000%	12/1/25	1,000,000	1,076,199
Series D	5.000%	12/1/46	1,000,000	1,067,759
Chicago, IL, GO:
Series A	5.000%	1/1/40	7,075,000	7,651,973
Series A	5.000%	1/1/44	2,200,000	2,365,023
Series A, Refunding	5.000%	1/1/25	4,000,000	4,250,113
Series A, Refunding	5.000%	1/1/26	1,250,000	1,344,386
Series A, Refunding	5.000%	1/1/27	2,250,000	2,445,113
Series C, Refunding	5.000%	1/1/25	2,765,000	2,937,890
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,331,876	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,375,014	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,466,682	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,536,780	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,698,547	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,779,430	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,871,097	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,962,765	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,059,825	(e)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,272,874
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,107,411
Series A, Refunding	5.000%	1/1/33	2,145,000	2,275,512	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,789,770
Series B, Refunding	5.000%	1/1/34	10,505,000	11,152,761
Series C	5.000%	1/1/30	6,010,000	6,385,509	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,658,421	(c)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	6,638,920

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	$2,000,000	$2,104,726
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,707,673
Second Lien	5.000%	1/1/31	1,500,000	1,566,410
Second Lien	5.000%	1/1/32	1,000,000	1,044,099
Second Lien	5.000%	1/1/33	1,035,000	1,080,462
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,399,236
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,896,459
Second Lien Project	5.000%	11/1/31	2,000,000	2,125,399
Second Lien Project	5.000%	11/1/33	1,500,000	1,593,663
Second Lien Project	5.000%	11/1/34	1,000,000	1,061,670
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,307,098
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,810,543
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,666,135
Series A, Refunding	5.000%	11/15/38	2,000,000	2,314,148
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	617,118
Property Tax	5.000%	1/1/30	885,000	990,040
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	536,605
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	683,963
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,172,334
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,338,535
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	467,237
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	500,879

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	21

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	$395,000	$459,637
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,326,060
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	754,466
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,244,142
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,380,178
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,937,008
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/25	5,000,000	5,393,674
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	562,179
Series A, Refunding, AGM	5.000%	4/1/28	475,000	542,612
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,415,976
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,405,502
Series A	5.000%	3/1/33	5,000,000	5,620,268
Series A	5.000%	3/1/34	4,000,000	4,483,524
Series A	5.000%	3/1/35	2,300,000	2,565,745
Series A	5.000%	5/1/36	4,665,000	5,057,577
Series A	5.000%	5/1/39	4,800,000	5,191,979
Series A, Refunding	5.000%	10/1/27	12,805,000	14,113,216
Series A, Refunding	5.000%	10/1/28	2,000,000	2,230,605
Series A, Refunding	5.000%	10/1/30	1,275,000	1,407,778
Series B, Refunding	5.000%	9/1/27	6,015,000	6,627,089
Series B, Refunding	5.000%	10/1/27	3,000,000	3,306,494
Series D	5.000%	11/1/27	6,975,000	7,689,866
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	864,406

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$7,400,000	$7,417,377
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	14,416,436
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	14,938,143
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,205,047
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	684,870
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	11,382,312
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	15,362,900
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	1,968,365
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,322,677
Series C, Refunding	5.000%	3/15/26	1,800,000	1,900,755
Total Illinois				334,213,550
Indiana — 1.1%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,377,656	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,164,951
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,925,327
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,547,772
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,362,278
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,900,000	3,154,749	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	23

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	$4,500,000	$4,980,802	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	300,000	310,293	(c)
Total Indiana				30,823,828
Kansas — 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	812,778
Kentucky — 1.7%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,739,992	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,748,373	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	14,480,139	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,622,773
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,134,551
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,225,355	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,573,530	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,627,451
Series B, Refunding	5.000%	1/1/24	1,350,000	1,417,578
Series B, Refunding	5.000%	1/1/27	650,000	729,632
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,243,090	(a)(b)(c)
Total Kentucky				47,542,464
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,718,853	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,981,174	(a)(b)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	$2,440,000	$2,685,959
Refunding, AGM	5.000%	12/1/29	2,000,000	2,200,123
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,033,738	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	5,250,000	5,177,918	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,631,269	(a)(b)
Total Louisiana				35,429,034
Maryland — 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	670,465
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,553,979
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,714,302
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,106,719
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	4,000,000	4,215,145
Total Maryland				9,260,610
Massachusetts — 1.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,163,001
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,324,167
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,160,801
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,015,642
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,395,928
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,230,084
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,058,358
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	4,705,395	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,701,792
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	605,429

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	25

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	$3,035,000	$3,291,462
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,182,931
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,503,697
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	5,526,756	(c)
Series E	5.000%	7/1/46	4,000,000	4,523,151	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,445,126
Total Massachusetts				43,833,720
Michigan — 2.4%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,111,429
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,424,609
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,560,058
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,998,775
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,143,944	(c)
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,944,200
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,070,854
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,125,164
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,634,911
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,519,035
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,621,541
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	12,241,952

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	$3,660,000	$3,902,785
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	756,264
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,500,887	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,880,077	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,358,948	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,302,729
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,792,437
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,167,386
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,090,461
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,664,045
Total Michigan				69,812,491
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,631,650	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,503,334
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,036,373
Total Mississippi				10,171,357
Missouri — 0.4%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,292,026
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,618,044	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,449,590	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	27

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$1,500,000	$1,666,937	(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,447,680
Total Missouri				12,474,277
Nebraska — 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,268,397
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,293,113	(a)(b)
Total Nebraska				7,561,510
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,701,966
New Hampshire — 0.0%††
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,486,336	(a)(b)(c)
New Jersey — 6.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,061,137
Refunding, AGM	5.000%	11/1/27	1,500,000	1,589,102
Refunding, AGM	5.000%	11/1/29	1,500,000	1,584,471
Refunding, AGM	5.000%	11/1/31	1,000,000	1,054,192
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,195,741
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	20,563,924
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,281,236
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,469,763
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,794,909
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,302,984	(e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,423,614	(e)

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series DDD	5.000%	6/15/33	$2,450,000	$2,680,017
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,090,861
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,747,757
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.110%	3/1/28	20,000,000	20,177,836	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,170,814
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,032,213
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,937,432
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,300,115
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,243,364
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,799,302
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,518,140	(e)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,743,312	(e)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,124,394
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,336,079
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,521,579	(c)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,547,054
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,166,068
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,298,803
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,500,000	1,593,990
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,195,681
Transportation Program, Series AA	4.000%	6/15/37	2,250,000	2,340,208
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,250,245
Transportation Program, Series AA	5.000%	6/15/37	3,165,000	3,610,560	(f)
Transportation Program, Series AA	4.000%	6/15/38	3,000,000	3,108,411
Transportation Program, Series AA	5.000%	6/15/38	3,000,000	3,366,082
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,200,000	4,801,245	(f)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	29

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series BB	4.000%	6/15/36	$3,500,000	$3,637,966
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,823,520
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	12,856,655
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,861,444
Series A, Refunding	5.000%	1/1/33	10,230,000	11,193,784
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,595,627
Series A, Refunding	5.000%	6/1/36	3,000,000	3,312,753
Total New Jersey				194,304,384
New Mexico — 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,966,444	(a)(b)
New York — 10.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	11,178,582
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/34	1,860,000	2,209,285
Series A, Refunding	5.000%	9/1/38	1,400,000	1,630,020
Series B	1.500%	9/1/26	5,500,000	5,300,035	(a)(b)
Series B, Refunding	5.000%	9/1/32	5,820,000	6,484,543
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	1,315,000	1,407,648
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,803,998
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	1,823,661
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,143,007
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,395,472
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,207,127
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,401,139
Series A-2	5.000%	5/15/30	5,250,000	6,027,048	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,810,133
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project	5.000%	1/1/58	551,102	423,059	(b)
New York City, NY, GO:
Series C	5.000%	8/1/38	6,500,000	7,537,512
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	3,500,000	3,804,752	(a)(b)
Subseries F-1	5.000%	3/1/37	6,000,000	7,038,511

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Subseries F-1	4.000%	3/1/38	$1,000,000	$1,060,476
Subseries F-1	5.000%	3/1/39	1,500,000	1,746,287
Subseries F-1	4.000%	3/1/40	1,500,000	1,584,380
Subseries F-1	5.000%	3/1/42	3,500,000	4,051,874
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	566,315
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,718,841
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	1,850,761
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,405,683
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,184,783
Series C	4.000%	5/1/38	3,500,000	3,715,580
Series C	4.000%	5/1/39	5,000,000	5,299,573
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,693,034
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,305,482
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	2,917,460
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,697,243
State Supported, Series A	5.000%	3/15/40	6,000,000	6,696,704
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	7,800,000	9,070,787
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	10,725,408
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,393,863

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	31

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$10,000,000	$10,475,763	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,923,952
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,297,055
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	273,271
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,310,287
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,856,967
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,213,372	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	7,083,633	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,050,759	(c)
LaGuardia Airport Terminal B
Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	13,730,803	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,227,712	(c)
Series C	5.000%	12/1/29	2,500,000	2,809,808
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,103,006
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Refunding	5.000%	3/15/43	8,950,000	10,195,434
State Personal Income Tax, Series A	5.000%	3/15/41	7,945,000	9,099,841
State Personal Income Tax, Series A	4.000%	3/15/45	7,750,000	8,102,544
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,302,306	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,298,687	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,925,933
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,559,474	(c)

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	$2,465,000	$2,810,278
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	11,289,858
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	10,500,000	12,073,446
Senior Lien, Series C-1A	5.000%	5/15/51	4,650,000	5,358,797
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	582,198
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,600,013
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,157,306
Total New York				300,022,569
North Carolina — 0.6%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,739,282
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,263,037
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,718,736
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,144,287
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,575,103
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,341,526
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,506,563
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	560,337
Total North Carolina				15,848,871
Ohio — 0.8%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,578,387
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,431,857
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,775,335
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,129,299

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	33

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	$1,000,000	$1,127,322
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	844,126
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,500,000	2,603,483
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,938,513	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,136,351
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	1,018,739
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,069,902
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	786,906
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	631,864
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,120,551
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,343,615
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	848,580	(c)
Total Ohio				22,384,830
Oregon — 0.8%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	3,170,000	3,519,475
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,238,557	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,270,700
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,432,469
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,161,420

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	$1,530,000	$1,687,584	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	549,251	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,116,200	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,420,350
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,408,839
Total Oregon				22,804,845
Pennsylvania — 3.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	432,723
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	403,845
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,578,469
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	285,644	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	307,202	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	711,415	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,156,158
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	770,699	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,610,688
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	323,370	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	615,368
Penn State Health	4.000%	11/1/35	2,000,000	2,121,964
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,142,340

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	35

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Penn State Health, Series 2021	5.000%	11/1/39	$1,100,000	$1,255,628
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,481,897
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,961,439
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	4,384,829
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,291,365
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	4,750,000	5,509,814
Series B	5.000%	12/1/36	1,000,000	1,185,272
Series B	5.000%	12/1/37	1,750,000	2,067,494
Series B	5.000%	12/1/38	2,000,000	2,350,673
Series B	5.000%	12/1/39	3,000,000	3,515,457
Series B	5.000%	12/1/40	2,250,000	2,632,552
Series B	5.000%	12/1/45	2,000,000	2,295,329
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,626,939
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,087,434	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,440,469	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,116,910
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,421,927
Series B	5.000%	2/1/36	1,500,000	1,728,522
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,492,191
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	7,268,791
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,535,536
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,606,141
Total Pennsylvania				86,716,494
Puerto Rico — 2.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,899,943	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,244,031	(d)

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	$79,186	$72,305
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	114,716
Restructured, Series A-1	5.250%	7/1/23	171,928	176,164
Restructured, Series A-1	5.375%	7/1/25	171,446	181,045
Restructured, Series A-1	5.625%	7/1/27	169,893	185,759
Restructured, Series A-1	5.625%	7/1/29	167,137	186,727
Restructured, Series A-1	5.750%	7/1/31	162,338	185,308
Restructured, Series A-1	4.000%	7/1/33	153,940	150,682
Restructured, Series A-1	4.000%	7/1/35	138,371	133,934
Restructured, Series A-1	4.000%	7/1/37	118,759	114,413
Restructured, Series A-1	4.000%	7/1/41	161,467	153,940
Restructured, Series A-1	4.000%	7/1/46	167,923	158,682
Subseries CW	0.000%	11/1/43	766,656	413,036	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,633,125	*(h)
Series A	5.000%	7/1/42	3,370,000	3,226,775	*(h)
Series A	5.050%	7/1/42	950,000	909,625	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	3,304,300	*(i)
Series TT	5.000%	7/1/37	4,775,000	4,572,062	*(h)
Series WW	5.500%	7/1/38	840,000	811,650	*(h)
Series XX	5.250%	7/1/40	7,730,000	7,440,125	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	238,750	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	816,000	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	356,125	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,153,689
Restructured, Series A-1	4.550%	7/1/40	680,000	713,946
Restructured, Series A-1	4.750%	7/1/53	3,750,000	3,943,781
Restructured, Series A-1	5.000%	7/1/58	11,000,000	11,722,696
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,171,781
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,251,777
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,341,517
Total Puerto Rico				65,978,409

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	37

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	$2,500,000	$2,747,008
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,191,458
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,715,493
Total Rhode Island				6,653,959
South Carolina — 0.5%
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,850,000	3,925,186	(c)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,815,850
Refunding	5.000%	12/1/30	2,250,000	2,453,047
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,160,177	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,216,248	(c)
Total South Carolina				15,570,508
Tennessee — 1.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,571,952
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,674,352
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,613,275	(c)
Series B	5.000%	7/1/26	1,750,000	1,914,999	(c)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	26,235,710
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,302,302	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,356,341
Total Tennessee				51,668,931

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — 8.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	$650,000	$732,601
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,030,866
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	788,451
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,946,840
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,894,913	(c)
Series B	5.000%	11/15/30	5,640,000	6,455,172	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,738,728
GO	5.000%	2/15/30	2,000,000	2,311,650
GO	5.000%	2/15/31	2,250,000	2,594,157
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,539,809
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,531,885
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	3,750,000	4,266,324
Senior Lien, Series E	5.000%	1/1/45	3,500,000	3,957,943
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,261,586	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,681,565	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/35	2,500,000	2,646,499
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/31	1,250,000	1,461,853
Series A, Refunding	5.000%	8/15/32	1,000,000	1,168,480
Series A, Refunding	5.000%	8/15/33	1,000,000	1,167,507
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,005,755
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,704,626
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,008,280	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	39

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	$600,000	$687,820
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,639,008
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,930,325	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,732,558	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	6,000,000	5,853,934	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,738,787	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	2,019,766	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,579,764	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,578,126	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,953,540	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,518,064	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,894,322
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,043,390
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,291,623
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,300,158
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,372,758	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,242,086	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,531,791
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,740,231
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	560,060
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,461,134
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	18,567,376
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,179,191
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,061,397	(c)

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series A, Refunding	5.000%	10/1/37	$3,425,000	$3,972,602	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,054,576	(c)
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	5,785,078
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,997,691
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,590,000	1,705,956
Methodist Hospitals of Dallas	5.000%	10/1/37	1,000,000	1,185,640
Methodist Hospitals of Dallas	5.000%	10/1/39	1,650,000	1,949,422
Methodist Hospitals of Dallas	5.000%	10/1/40	2,000,000	2,358,869
Texas Private Activity Bond Surface Transportation Corp., Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	1,829,617
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,201,552
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	16,260,000	17,845,363
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,953,814
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/29	7,000,000	7,789,275
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	836,397
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	2,325,000	2,557,268
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,276,922
Total Texas				232,672,741
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,493,444

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	41

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Virgin Islands — continued
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	$3,565,000	$3,540,352
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	705,000	706,614
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,050,000	3,074,845
Total U.S. Virgin Islands				8,815,255
Utah — 0.3%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,299,453	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,380,124
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,072,569
Series 2019	4.000%	10/15/33	600,000	629,908
Series 2019	4.000%	10/15/36	1,000,000	1,043,994
Series 2021	4.000%	10/15/32	500,000	526,878
Series 2021	4.000%	10/15/35	400,000	418,206
Series 2021	4.000%	10/15/36	200,000	208,717
Total Utah				9,579,849
Vermont — 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,166,952
Virginia — 1.3%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,332,706
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,048,917
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,594,071
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	5,711,579
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,772,935	(c)

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	$1,000,000	$1,114,855
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	2,921,313	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	3,903,384	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,314,099	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,734,427	(c)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	2,125,000	2,399,711	(c)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	12/31/42	2,000,000	2,258,551	(c)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	1,000,000	1,116,318
Total Virginia				37,222,866
Washington — 1.6%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,449,246
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	9,277,685
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,905,061
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,590,037	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,449,159	(c)
Series A	5.000%	5/1/36	4,000,000	4,403,736	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,163,169	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	722,114
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	576,813
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	806,333
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,283,084
Total Washington				44,626,437
West Virginia — 0.4%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,356,215	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	43

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/32	$1,250,000	$1,519,573
Senior Lien	5.000%	6/1/34	1,000,000	1,207,162
Senior Lien	5.000%	6/1/35	1,255,000	1,510,893
Senior Lien	5.000%	6/1/39	1,500,000	1,792,279
Total West Virginia				10,386,122
Wisconsin — 0.8%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,688,159
Series A, Refunding	5.000%	11/1/32	2,000,000	2,141,439
Series A, Refunding	5.000%	11/1/33	2,000,000	2,140,400
Series A, Refunding	5.000%	11/1/34	2,000,000	2,139,880
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,606,774	(d)
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	1,700,000	1,876,775
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,621,478
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	7,916,761
Total Wisconsin				23,131,666
Total Municipal Bonds (Cost — $2,318,416,786)				2,331,681,595
Municipal Bonds Deposited in Tender Option Bond Trust (j) — 0.9%
New York — 0.9%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $29,307,167)	4.000%	3/15/41	25,170,000	26,453,617
Collateralized Mortgage Obligations (k) — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1, Step bond	1.600%	8/15/51	3,868,637	3,870,585
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2, Step bond	1.600%	8/15/51	2,176,109	2,177,204
Total Collateralized Mortgage Obligations (Cost — $6,044,746)				6,047,789

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security			Shares	Value
Statutory Trust Certificates — 0.0%††
CMS Liquidating Trust (Cost—$989,420)			200	$246,039	*(l)(m)
Total Investments before Short-Term Investments (Cost — $2,354,758,119)				2,364,429,040

	Rate	Maturity Date	Face Amount
Short-Term Investments — 17.6%
Municipal Bonds — 17.6%
Alabama — 0.2%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.370%	7/15/32	$4,700,000	4,700,000	(n)(o)
Arizona — 0.2%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.340%	1/1/46	1,745,000	1,745,000	(n)(o)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase & Co.	0.340%	2/1/48	100,000	100,000	(n)(o)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.350%	11/15/52	3,200,000	3,200,000	(n)(o)
Total Arizona				5,045,000
California — 0.6%
California State MFA Revenue:
Chevron USA Inc. Project, Series A	0.350%	11/1/35	2,290,000	2,290,000	(n)(o)
Chevron USA Inc. Project, Series A	0.350%	11/1/35	205,000	205,000	(n)(o)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.330%	5/15/45	1,750,000	1,750,000	(n)(o)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.490%	5/1/30	10,895,000	10,895,000	(c)(n)(o)
San Francisco, CA, City & County Finance Corporation Lease Revenue, Moscone Center Expansion Project, Series 2008-1, Refunding, LOC - State Street Bank & Trust Co.	0.430%	4/1/30	1,340,000	1,340,000	(n)(o)
University of California, CA, Revenue, Series AL-3, Refunding	0.310%	5/15/48	740,000	740,000	(n)(o)
Total California				17,220,000
Colorado — 0.4%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.500%	11/15/39	11,700,000	11,700,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	45

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Delaware — 0.2%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	0.360%	11/1/35	$4,100,000	$4,100,000	(n)(o)
Series C, Refunding, SPA - TD Bank N.A.	0.360%	11/1/37	2,900,000	2,900,000	(n)(o)
Total Delaware				7,000,000
District of Columbia — 0.0%††
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	0.340%	8/15/38	400,000	400,000	(n)(o)
Florida — 2.2%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	0.510%	2/1/38	3,900,000	3,900,000	(n)(o)
Hillsborough County, FL, IDA, Healthcare System Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.360%	11/1/38	7,900,000	7,900,000	(n)(o)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	0.500%	11/1/38	9,500,000	9,500,000	(n)(o)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.500%	10/1/26	13,755,000	13,755,000	(n)(o)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.390%	5/1/24	26,650,000	26,650,000	(c)(n)(o)
Total Florida				61,705,000
Illinois — 0.5%
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.510%	4/1/31	1,900,000	1,900,000	(n)(o)
Illinois State Finance Authority Revenue:
Edward Hospital Obligated Group, Series B-2, Refunding, LOC - TD Bank N.A.	0.500%	2/1/40	7,925,000	7,925,000	(n)(o)
Edward Hospital Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	0.500%	2/1/29	2,080,000	2,080,000	(n)(o)
Illinois State Housing Development Authority Revenue, Brainard Landings II Apartments, LOC - U.S. BANK N.A.	0.520%	5/1/42	1,050,000	1,050,000	(c)(n)(o)
Total Illinois				12,955,000

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 0.2%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.370%	11/1/39	$2,600,000	$2,600,000	(n)(o)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.370%	11/1/39	2,210,000	2,210,000	(n)(o)
Total Indiana				4,810,000
Maryland — 0.1%
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.360%	7/1/41	2,085,000	2,085,000	(n)(o)
Massachusetts — 0.3%
Massachusetts State DFA Revenue:
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.330%	10/1/42	1,000,000	1,000,000	(n)(o)
Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.330%	10/1/42	2,500,000	2,500,000	(n)(o)
Partners Healthcare System Inc., Series K-1, SPA - Wells Fargo Bank N.A.	0.500%	7/1/46	1,300,000	1,300,000	(n)(o)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series K-1,, LOC - TD Bank N.A.	0.330%	7/1/39	200,000	200,000	(n)(o)
Harvard University, Series R, Refunding	0.230%	11/1/49	500,000	500,000	(n)(o)
Harvard University, Series Y	0.470%	7/1/35	245,000	245,000	(n)(o)
Massachusetts Institute of Technology, Series J-1	0.480%	7/1/31	3,590,000	3,590,000	(n)(o)
Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	0.500%	7/1/27	600,000	600,000	(n)(o)
Total Massachusetts				9,935,000
Michigan — 0.0%††
Central Michigan University Revenue, Series A, Refunding, LOC - TD Bank N.A.	0.510%	10/1/32	1,485,000	1,485,000	(n)(o)
Minnesota — 0.5%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	0.500%	11/15/34	200,000	200,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	47

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.370%	11/15/48	$7,150,000	$7,150,000	(n)(o)
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series A	0.480%	11/15/38	2,300,000	2,300,000	(n)(o)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.500%	11/15/35	5,800,000	5,800,000	(n)(o)
Total Minnesota				15,450,000
Mississippi — 1.8%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.370%	12/1/30	1,000,000	1,000,000	(n)(o)
Chevron USA Inc. Project, Series A	0.370%	11/1/35	10,815,000	10,815,000	(n)(o)
Chevron USA Inc. Project, Series B	0.370%	12/1/30	1,240,000	1,240,000	(n)(o)
Chevron USA Inc. Project, Series B	0.370%	12/1/30	3,020,000	3,020,000	(n)(o)
Chevron USA Inc. Project, Series B	0.370%	11/1/35	400,000	400,000	(n)(o)
Chevron USA Inc. Project, Series D	0.370%	11/1/35	500,000	500,000	(n)(o)
Chevron USA Inc. Project, Series E	0.370%	12/1/30	3,100,000	3,100,000	(n)(o)
Chevron USA Inc. Project, Series F	0.370%	12/1/30	11,100,000	11,100,000	(n)(o)
Chevron USA Inc. Project, Series G	0.370%	12/1/30	2,015,000	2,015,000	(n)(o)
Chevron USA Inc. Project, Series G	0.370%	11/1/35	4,200,000	4,200,000	(n)(o)
Chevron USA Inc. Project, Series G	0.370%	11/1/35	3,350,000	3,350,000	(n)(o)
Chevron USA Inc. Project, Series H	0.370%	11/1/35	4,800,000	4,800,000	(n)(o)
Chevron USA Inc. Project, Series I	0.370%	11/1/35	2,600,000	2,600,000	(n)(o)
Chevron USA Inc. Project, Series K	0.370%	11/1/35	2,200,000	2,200,000	(n)(o)
Chevron USA Inc. Project, Series L	0.370%	11/1/35	1,430,000	1,430,000	(n)(o)
Total Mississippi				51,770,000
Missouri — 0.8%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	0.500%	5/15/38	4,300,000	4,300,000	(n)(o)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	0.500%	5/15/38	8,780,000	8,780,000	(n)(o)
BJC Health System, Series D	0.520%	5/15/38	10,000,000	10,000,000	(n)(o)

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	0.370%	10/1/35	$400,000	$400,000	(n)(o)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.380%	10/1/24	200,000	200,000	(n)(o)
Total Missouri				23,680,000
Nevada — 0.5%
Clark County, NV, Airport Subordinate Lien, Series C-3, Refunding, LOC - Sumitomo Mitsui Banking	0.500%	7/1/29	15,000,000	15,000,000	(c)(n)(o)
New Jersey — 0.9%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	0.500%	4/1/36	5,000,000	5,000,000	(c)(n)(o)
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp., Series B, Refunding, LOC - Bank of America N.A.	0.510%	7/1/36	5,800,000	5,800,000	(n)(o)
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.510%	7/1/35	100,000	100,000	(n)(o)
Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.500%	7/1/33	1,500,000	1,500,000	(n)(o)
Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	0.330%	7/1/43	200,000	200,000	(n)(o)
Virtual Health Inc., LOC - Wells Fargo Bank N.A.	0.460%	7/1/33	3,025,000	3,025,000	(n)(o)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.460%	7/1/43	9,100,000	9,100,000	(n)(o)
Total New Jersey				24,725,000
New York — 5.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.480%	11/1/38	4,300,000	4,300,000	(n)(o)
Build NYC Resource Corp. Revenue:
Asia SOC Project V, Refunding, LOC - TD Bank N.A.	0.490%	4/1/45	175,000	175,000	(n)(o)
Loan Enhanced Assistance, Series A, LOC - Bank of America N.A.	0.500%	3/1/38	700,000	700,000	(n)(o)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	0.530%	10/1/38	775,000	775,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	49

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.360%	11/1/31	$9,510,000	$9,510,000	(n)(o)
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.390%	11/1/35	4,100,000	4,100,000	(n)(o)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.480%	11/1/32	10,125,000	10,125,000	(n)(o)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	0.360%	8/1/40	3,500,000	3,500,000	(n)(o)
Subseries E-5, LOC - TD Bank N.A.	0.360%	3/1/48	2,500,000	2,500,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.360%	4/1/42	8,325,000	8,325,000	(n)(o)
Subseries I-4, LOC - TD Bank N.A.	0.360%	4/1/36	2,800,000	2,800,000	(n)(o)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.420%	3/15/33	5,700,000	5,700,000	(c)(n)(o)
New York City, NY, HDC, MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	0.530%	4/1/39	900,000	900,000	(c)(n)(o)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	0.500%	6/1/40	700,000	700,000	(c)(n)(o)
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LOC - FNMA	0.480%	11/15/29	2,000,000	2,000,000	(c)(n)(o)
New York City, NY, Health and Hospitals Corp. Revenue, Series C, LOC - TD Bank N.A.	0.470%	2/15/31	9,105,000	9,105,000	(n)(o)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.520%	1/1/37	5,560,000	5,560,000	(c)(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.360%	6/15/33	6,970,000	6,970,000	(n)(o)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	0.360%	6/15/39	100,000	100,000	(n)(o)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - UBS AG	0.360%	6/15/39	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	0.330%	6/15/50	200,000	200,000	(n)(o)

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.360%	6/15/49	$8,300,000	$8,300,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.360%	6/15/48	4,775,000	4,775,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.330%	6/15/48	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.360%	6/15/48	555,000	555,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.510%	6/15/48	4,435,000	4,435,000	(n)(o)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	0.360%	6/15/43	500,000	500,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Subseries E-3, SPA - JPMorgan Chase & Co.	0.330%	2/1/45	1,940,000	1,940,000	(n)(o)
Subordinated, Subseries E-4, SPA - JPMorgan Chase & Co.	0.330%	2/1/45	200,000	200,000	(n)(o)
Subseries A, Refunding, SPA - TD Bank N.A.	0.360%	11/1/29	5,725,000	5,725,000	(n)(o)
Subseries A-3, SPA - Mizuho Bank Ltd.	0.380%	8/1/43	500,000	500,000	(n)(o)
New York State Dormitory Authority Revenue:
Cornell University, Series A, SPA - Bank of New York Mellon	0.460%	7/1/33	1,530,000	1,530,000	(n)(o)
Cornell University, Series B, SPA - Bank of New York Mellon	0.460%	7/1/33	1,505,000	1,505,000	(n)(o)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	0.480%	11/1/34	1,195,000	1,195,000	(n)(o)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.500%	11/1/39	12,300,000	12,300,000	(c)(n)(o)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.480%	11/15/31	1,100,000	1,100,000	(c)(n)(o)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	0.400%	5/1/35	1,965,000	1,965,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	51

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.490%	11/1/41	$1,100,000	$1,100,000	(n)(o)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.530%	11/1/41	7,800,000	7,800,000	(c)(n)(o)
55 West 25th Street Housing, Series A, LOC - FNMA	0.420%	11/15/38	100,000	100,000	(c)(n)(o)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.380%	11/1/34	8,800,000	8,800,000	(c)(n)(o)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.420%	11/1/32	500,000	500,000	(c)(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.340%	1/1/32	1,940,000	1,940,000	(n)(o)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.390%	1/1/32	2,780,000	2,780,000	(n)(o)
Westchester County, NY, IDA, Civic Facility Revenue, Northern Westchester Hospital, LOC - TD Bank N.A.	0.480%	11/1/24	1,265,000	1,265,000	(n)(o)
Total New York				149,255,000
North Carolina — 0.1%
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	0.500%	2/1/24	1,855,000	1,855,000	(n)(o)
North Dakota — 0.2%
North Dakota State HFA Revenue:
Series C, SPA - TD Bank N.A.	0.500%	1/1/46	3,500,000	3,500,000	(n)(o)
Series E, SPA - TD Bank N.A.	0.500%	7/1/36	1,100,000	1,100,000	(n)(o)
Total North Dakota				4,600,000
Oregon — 0.2%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	0.510%	6/1/37	300,000	300,000	(n)(o)
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.380%	8/1/34	5,600,000	5,600,000	(n)(o)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.350%	8/1/34	780,000	780,000	(n)(o)
Total Oregon				6,680,000

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 1.5%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue:
Series A, LOC - TD Bank N.A.	0.500%	5/1/55	$5,700,000	$5,700,000	(n)(o)
Series D, LOC - TD Bank N.A.	0.500%	11/1/55	8,600,000	8,600,000	(n)(o)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.370%	7/1/34	1,995,000	1,995,000	(n)(o)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.530%	12/1/39	400,000	400,000	(n)(o)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.500%	12/1/38	6,620,000	6,620,000	(n)(o)
Series 2020, Refunding, LOC - TD Bank N.A.	0.500%	12/1/39	12,500,000	12,500,000	(n)(o)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.510%	12/1/34	4,050,000	4,050,000	(n)(o)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.500%	8/1/31	2,000,000	2,000,000	(n)(o)
Total Pennsylvania				41,865,000
Texas — 1.0%
Gulf Coast Authority, TX, Waste Disposal Authority:
ExxonMobil Project	0.400%	6/1/30	11,800,000	11,800,000	(c)(n)(o)
ExxonMobil Project, Series B	0.400%	6/1/25	4,000,000	4,000,000	(c)(n)(o)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System, Series C, Refunding	0.500%	6/1/46	4,800,000	4,800,000	(n)(o)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	0.340%	10/1/41	500,000	500,000	(n)(o)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	0.350%	4/1/32	1,100,000	1,100,000	(c)(n)(o)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.520%	5/15/34	600,000	600,000	(n)(o)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Refunding	0.300%	5/1/46	600,000	600,000	(n)(o)
ExxonMobil Corp., Series 2010	0.300%	11/1/38	600,000	600,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	53

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
ExxonMobil Corp., Series B, Refunding	0.400%	11/1/29	$2,580,000	$2,580,000	(c)(n)(o)
ExxonMobil Corp., Subseries B-2, Refunding	0.400%	12/1/39	2,630,000	2,630,000	(c)(n)(o)
Texas State, GO, Series A, SPA - State Street Bank & Trust Co.	0.520%	6/1/43	710,000	710,000	(n)(o)
Total Texas				29,920,000
Utah — 0.0%††
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series A, SPA - JPMorgan Chase & Co.	0.340%	5/15/37	100,000	100,000	(n)(o)
Total Short-Term Investments (Cost — $503,940,000)				503,940,000
Total Investments — 100.2% (Cost — $2,858,698,119)				2,868,369,040
TOB Floating Rate Notes — (0.7)%				(18,875,000)
Other Assets in Excess of Other Liabilities — 0.5%				12,518,886
Total Net Assets — 100.0%				$2,862,012,926

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Western Asset Intermediate-Term Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of March 31, 2022.

(i)	The maturity principal is currently in default as of March 31, 2022.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	55

Schedule of investments (cont’d)

March 31, 2022

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

56	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Statement of assets and liabilities

March 31, 2022

Assets:
Investments, at value (Cost — $2,858,698,119)	$2,868,369,040
Cash	3,850
Receivable for securities sold	37,782,027
Interest receivable	28,980,439
Receivable for Fund shares sold	6,242,761
Other assets	458
Prepaid expenses	46,913
Total Assets	2,941,425,488

Liabilities:
Payable for securities purchased	52,021,354
TOB Floating Rate Notes (Note 1)	18,875,000
Payable for Fund shares repurchased	6,666,898
Investment management fee payable	778,076
Distributions payable	248,305
Service and/or distribution fees payable	166,529
Interest expense payable	65,117
Trustees’ fees payable	9,764
Accrued expenses	581,519
Total Liabilities	79,412,562
Total Net Assets	$2,862,012,926

Net Assets:
Par value (Note 7)	$4,622
Paid-in capital in excess of par value	2,943,311,754
Total distributable earnings (loss)	(81,303,450)
Total Net Assets	$2,862,012,926

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	57

Statement of assets and liabilities (cont’d)

March 31, 2022

Net Assets:
Class A	$706,182,100
Class C	$113,642,453
Class I	$1,334,988,326
Class IS	$707,200,047

Shares Outstanding:
Class A	114,069,241
Class C	18,316,494
Class I	215,706,104
Class IS	114,150,447

Net Asset Value:
Class A (and redemption price)	$6.19
Class C (and redemption price)	$6.20
Class I (and redemption price)	$6.19
Class IS (and redemption price)	$6.20
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.33

See Notes to Financial Statements.

58	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Statement of operations

For the Year Ended March 31, 2022

Investment Income:
Interest	$73,175,703

Expenses:
Investment management fee (Note 2)	10,062,471
Service and/or distribution fees (Notes 2 and 5)	2,202,809
Transfer agent fees (Note 5)	1,841,004
Registration fees	150,284
Interest expense	126,861
Fund accounting fees	93,969
Legal fees	62,609
Audit and tax fees	57,950
Shareholder reports	50,631
Trustees’ fees	48,210
Insurance	22,241
Commitment fees (Note 8)	21,189
Custody fees	11,748
Miscellaneous expenses	12,200
Total Expenses	14,764,176
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(329,159)
Net Expenses	14,435,017
Net Investment Income	58,740,686

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(2,318,394)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(152,470,702)
Net Loss on Investments	(154,789,096)
Decrease in Net Assets From Operations	$(96,048,410)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	59

Statements of changes in net assets

For the Years Ended March 31,	2022	2021

Operations:
Net investment income	$58,740,686	$62,513,485
Net realized gain (loss)	(2,318,394)	8,499,732
Change in net unrealized appreciation (depreciation)	(152,470,702)	110,102,934
Increase (Decrease) in Net Assets From Operations	(96,048,410)	181,116,151

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(58,317,914)	(62,203,490)
Decrease in Net Assets From Distributions to Shareholders	(58,317,914)	(62,203,490)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,039,078,992	756,118,307
Reinvestment of distributions	54,981,705	59,298,235
Cost of shares repurchased	(746,637,214)	(621,981,519)
Increase in Net Assets From Fund Share Transactions	347,423,483	193,435,023
Increase in Net Assets	193,057,159	312,347,684

Net Assets:
Beginning of year	2,668,955,767	2,356,608,083
End of year	$2,862,012,926	$2,668,955,767

See Notes to Financial Statements.

60	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class A Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$6.52	$6.21	$6.35	$6.31	$6.38

Income (loss) from operations:
Net investment income	0.13	0.16	0.18	0.20	0.20
Net realized and unrealized gain (loss)	(0.33)	0.31	(0.14)	0.04	(0.07)
Total income (loss) from operations	(0.20)	0.47	0.04	0.24	0.13

Less distributions from:
Net investment income	(0.13)	(0.16)	(0.18)	(0.20)	(0.20)
Total distributions	(0.13)	(0.16)	(0.18)	(0.20)	(0.20)

Net asset value, end of year	$6.19	$6.52	$6.21	$6.35	$6.31
Total return[2]	(3.20)%	7.57%	0.54%	3.88%	2.09%

Net assets, end of year (millions)	$706	$700	$632	$515	$585

Ratios to average net assets:
Gross expenses	0.59%	0.59%	0.65%	0.76%	0.75%
Net expenses[3]	0.59	0.59 [4]	0.65 [4]	0.76 [4]	0.75 [4]
Net investment income	1.95	2.45	2.78	3.18	3.19

Portfolio turnover rate	15%	16%	32%	22%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	61

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class C Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$6.53	$6.22	$6.36	$6.32	$6.38

Income (loss) from operations:
Net investment income	0.09	0.12	0.14	0.16	0.17
Net realized and unrealized gain (loss)	(0.33)	0.31	(0.14)	0.04	(0.06)
Total income (loss) from operations	(0.24)	0.43	0.00 [2]	0.20	0.11

Less distributions from:
Net investment income	(0.09)	(0.12)	(0.14)	(0.16)	(0.17)
Total distributions	(0.09)	(0.12)	(0.14)	(0.16)	(0.17)

Net asset value, end of year	$6.20	$6.53	$6.22	$6.36	$6.32
Total return[3]	(3.76)%	6.93%	(0.04)%	3.27%	1.50%

Net assets, end of year (millions)	$114	$167	$228	$433	$520

Ratios to average net assets:
Gross expenses	1.18%	1.18%	1.25%	1.34%	1.33%
Net expenses[4]	1.18	1.18 [5]	1.25 [5]	1.34	1.33 [5]
Net investment income	1.37	1.87	2.23	2.60	2.61

Portfolio turnover rate	15%	16%	32%	22%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

62	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class I Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$6.52	$6.21	$6.35	$6.31	$6.38

Income (loss) from operations:
Net investment income	0.14	0.17	0.19	0.21	0.21
Net realized and unrealized gain (loss)	(0.33)	0.31	(0.14)	0.04	(0.07)
Total income (loss) from operations	(0.19)	0.48	0.05	0.25	0.14

Less distributions from:
Net investment income	(0.14)	(0.17)	(0.19)	(0.21)	(0.21)
Total distributions	(0.14)	(0.17)	(0.19)	(0.21)	(0.21)

Net asset value, end of year	$6.19	$6.52	$6.21	$6.35	$6.31
Total return[2]	(3.05)%	7.76%	0.70%	4.04%	2.24%

Net assets, end of year (millions)	$1,335	$1,416	$1,251	$1,222	$1,492

Ratios to average net assets:
Gross expenses	0.46%	0.45%	0.52%	0.61%	0.62%
Net expenses[3,4]	0.43	0.43	0.49	0.60	0.60
Net investment income	2.11	2.61	2.95	3.33	3.34

Portfolio turnover rate	15%	16%	32%	22%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

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Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:
Class IS Shares[1]	2022	2021	2020	2019[2]

Net asset value, beginning of year	$6.52	$6.21	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.14	0.17	0.19	0.11
Net realized and unrealized gain (loss)	(0.32)	0.31	(0.15)	0.11
Total income (loss) from operations	(0.18)	0.48	0.04	0.22

Less distributions from:
Net investment income	(0.14)	(0.17)	(0.19)	(0.12)
Total distributions	(0.14)	(0.17)	(0.19)	(0.12)

Net asset value, end of year	$6.20	$6.52	$6.21	$6.36
‘Total return[3]	(2.83)%	7.81%	0.61%	3.48%

Net assets, end of year (millions)	$707	$386	$245	$200

Ratios to average net assets:
Gross expenses	0.37%	0.37%	0.43%	0.53%[4]
Net expenses[5]	0.37	0.37 [6]	0.43 [6]	0.53 [4]
Net investment income	2.16	2.66	3.00	3.42 [4]

Portfolio turnover rate	15%	16%	32%	22%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period September 18, 2018 (inception date) to March 31, 2019.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	For the year ended March 31, 2019.

See Notes to Financial Statements.

64	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	65

Notes to financial statements (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

66	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,331,681,595	—	$2,331,681,595
Municipal Bonds Deposited in Tender Option Bond Trust	—	26,453,617	—	26,453,617
Collateralized Mortgage Obligations	—	6,047,789	—	6,047,789
Statutory Trust Certificates	—	—	$246,039	246,039
Total Long-Term Investments	—	2,364,183,001	246,039	2,364,429,040
Short-Term Investments†	—	503,940,000	—	503,940,000
Total Investments	—	$2,868,123,001	$246,039	$2,868,369,040

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	67

Notes to financial statements (cont’d)

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

68	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the year ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $329,159.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	69

Notes to financial statements (cont’d)

Pursuant to these arrangements, at March 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2023	$326,689
Expires March 31, 2024	329,159
Total fee waivers/expense reimbursements subject to recapture	$655,848

For the year ended March 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$(7,650)
CDSCs	23,365

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2022, such purchase and sale transactions (excluding accrued interest) were $586,593,796 and $263,375,000, respectively.

70	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

3. Investments

During the year ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$415,742,263	$69,772
Sales	392,754,957	2,558,922

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,840,131,738	$52,885,136	$(43,522,834)	$9,362,302

4. Derivative instruments and hedging activities

During the year ended March 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,092,557	$509,376
Class C	1,110,252	92,558
Class I	—	1,235,375
Class IS	—	3,695
Total	$2,202,809	$1,841,004

For the year ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$329,159
Class IS	—
Total	$329,159

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	71

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

	Year Ended March 31, 2022	Year Ended March 31, 2021
Net Investment Income:
Class A	$14,139,436	$16,057,770
Class C	2,010,425	3,693,858
Class I	30,726,040	34,204,116
Class IS	11,442,013	8,247,746
Total	$58,317,914	$62,203,490

7. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	24,883,240	$162,308,326	21,670,364	$139,496,218
Shares issued on reinvestment	2,074,948	13,532,416	2,392,665	15,336,396
Shares repurchased	(20,265,370)	(131,948,229)	(18,543,877)	(118,585,256)
Net increase	6,692,818	$43,892,513	5,519,152	$36,247,358

Class C
Shares sold	5,080,913	$33,544,596	5,454,888	$35,156,767
Shares issued on reinvestment	302,747	1,981,459	570,805	3,655,111
Shares repurchased	(12,616,900)	(82,620,219)	(17,233,412)	(110,740,232)
Net decrease	(7,233,240)	$(47,094,164)	(11,207,719)	$(71,928,354)

Class I
Shares sold	63,514,624	$415,194,987	65,572,892	$420,871,607
Shares issued on reinvestment	4,318,739	28,171,112	5,049,710	32,368,039
Shares repurchased	(69,413,585)	(452,617,359)	(54,930,882)	(350,392,685)
Net increase (decrease)	(1,580,222)	$(9,251,260)	15,691,720	$102,846,961

Class IS
Shares sold	65,512,879	$428,031,083	25,066,833	$160,593,715
Shares issued on reinvestment	1,737,163	11,296,718	1,236,133	7,938,689
Shares repurchased	(12,247,325)	(79,451,407)	(6,603,705)	(42,263,346)
Net increase	55,002,717	$359,876,394	19,699,261	$126,269,058

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA

72	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2022.

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2022	2021
Distributions paid from:
Tax-exempt income	$58,215,162	$61,550,623
Ordinary income	102,752	652,867
Total distributions paid	$58,317,914	$62,203,490

As of March 31, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$3,251,218
Deferred capital losses*	(93,900,719)
Other book/tax temporary differences(a)	(16,251)
Unrealized appreciation (depreciation)(b)	9,362,302
Total distributable earnings (loss) — net	$(81,303,450)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book tax differences in the treatment of partnership investments.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	73

Notes to financial statements (cont’d)

and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

74	Western Asset Intermediate-Term Municipals Fund 2022 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset
Intermediate-Term Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Intermediate-Term Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

May 19, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Intermediate-Term Municipals Fund 2022 Annual Report	75

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

76	Western Asset Intermediate-Term Municipals Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Intermediate-Term Municipals Fund	77

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Intermediate-Term Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee[3]	51

Other Trusteeships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1998

Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee

Number of funds in fund complex overseen by Trustee[3]	51

Other Trusteeships held by Trustee during the past five years	None

78	Western Asset Intermediate-Term Municipals Fund

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee[3]	51

Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959

Position(s) with Fund	Trustee

Term of office1 and length of time served[2]	Since 2004

Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]

Number of funds in fund complex overseen by Trustee[3]	51

Other Trusteeships held by Trustee during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951

Position(s) with Fund	Trustee

Term of office1 and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)

Number of funds in fund complex overseen by Trustee[3]	51

Other Trusteeships held by Trustee during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

Western Asset Intermediate-Term Municipals Fund	79

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946

Position(s) with Fund	Trustee and Chairman of the Board

Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund
Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

80	Western Asset Intermediate-Term Municipals Fund

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941

Position(s) with Fund	Trustee

Term of office[1] and length of time served[2]	Since 2005

Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)

Number of funds in fund complex overseen by Trustee[3]	51

Other Trusteeships held by Trustee during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962

Position(s) with Fund	Trustee, President and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2015

Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)

Number of funds in fund complex overseen by Trustee[3]	129

Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951

Position(s) with Fund	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Intermediate-Term Municipals Fund	81

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr
Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949

Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer

Term of office[1] and length of time served[2]	Since 2013

Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira
Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971

Position(s) with Fund	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2020

Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia
Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

82	Western Asset Intermediate-Term Municipals Fund

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974

Position(s) with Fund	Treasurer and Principal Financial Officer

Term of office[1] and length of time served[2]	Since 2019

Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

Western Asset Intermediate-Term Municipals Fund	83

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

84	Western Asset Intermediate-Term Municipals Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2022:

	Pursuant to:		Amount Reported
Exempt-Interest Dividends Distributed	§	852(b)(5)(A)	$58,215,162
Qualified Net Interest Income (QII)	§	871(k)(1)(C)	$102,752
Section 163(j) Interest Earned	§	163(j)	$119,595

Western Asset Intermediate-Term Municipals Fund	85

Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.
#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2305 5/22 SR22-4397

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2021 and March 31, 2022 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $147,514 in March 31, 2021 and $147,514 in March 31, 2022.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2021 and $0 in March 31, 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in March 31, 2021 and $39,000 in March 31, 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in March 31, 2021 and $0 in March 31, 2022.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for March 31, 2021 and March 31, 2022; Tax Fees were 100% and 100% for March 31, 2021 and March 31, 2022; and Other Fees were 100% and 100% for March 31, 2021 and March 31, 2022.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $773,011 in March 31, 2021 and $343,489 in March 31, 2022.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 25, 2022